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                                                           OMB Number: 3235-0582
                                                         Expires: March 31, 2006
                                              Estimated average burden hours per
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number         811-09405
                                   __________________________________________

                            AMSTAR INVESTMENT TRUST
_____________________________________________________________________________
                Exact name of registrant as specified in charter)


            225 West 34th Street, Suite 918 New York, New York 10122
_____________________________________________________________________________
                    (Address of principal executive offices)

                              Wade R. Bridge, Esq.
                          Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Ste. 450
                             Cincinnati, Ohio 45246
_____________________________________________________________________________
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (212) 209-8845
                                                    _________________________

Date of fiscal year end:   September 30
                         ___________________

Date of reporting period:  July 1, 2004 - September 30, 2004
                         ____________________________________
                       (the Amstar Value Fund was liquidated September 30, 2004)


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

SEC 2451 (4-03)      Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the three month period ended September 30, 2004 (Fund's liquidation date) with respect to which the Registrant was entitled to vote:

     (a). The name of the issuer of the portfolio security;

     (b). The exchange ticker symbol of the portfolio security;

     (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d). The shareholder meeting date;

     (e). A brief identification of the matter voted on;

     (f). Whether the matter was proposed by the issuer or by a security holder;

     (g). Whether the Registrant cast its vote on the matter;

     (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i). Whether the Registrant cast its vote for or against management.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Amstar Investment Trust
            _________________________________________________________________

By (Signature and Title)*    /s/ Thomas M. Valenzuela
                         ____________________________________________________
                             Thomas M. Valenzuela, President


Date    December 1, 2004
    _________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.


EXHIBIT A
(For a description of the information contained in each column see Item 1)
-----------------------------------------------------------------------------------------------------------------------------------
  (A)                   (B)       (C)        (D)             (E)                                   (F)     (G)     (H)      (I)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Restoration Hardware    RSTO   760981100  7/15/2004  Election of Nominees                         Issuer    Y      For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Ratify Deloitte & Touche as
                                                     Independent Auditors                         Issuer    Y      For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Approve 2004 Senior Executive                Issuer    Y      For      For
                                                     Bonus Plan
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc.           LM   524901105  7/20/2004  Election of Nominees                         Issuer    Y      For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Amendment to 1996 Equity Incentive Plan      Issuer    Y      For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Amendment to Stock Option Plan for           Issuer    Y      For      For
                                                     Non-Employee Directors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Airgas                   ARG   009363102  8/4/2004   Election of Nominees                         Issuer    Y      For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Approve 1997 Directors' Stock                Issuer    Y      For      For
                                                     Option Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Ratify LPMG LLP as Independent               Issuer    Y      For      For
                                                     Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ChipPac Inc             CHPC   169657103  8/4/2004   Approve plan of merger and                   Issuer    Y      For      For
                                                     reorganization between ChipPac and
                                                     Camelot Merger, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Universal Corporation    UVV   913456109  8/5/2004   Election of Nominees                         Issuer    Y      For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Approve Executive Officer Annual             Issuer    Y      For      For
                                                     Incentive Plan
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp   CSC   205363104  8/9/2004   Election of Nominees                         Issuer    Y      For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Approve 2004 Incentive Plan                  Issuer    Y      For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Ratify appointment of Independent            Issuer    Y      For      For
                                                     Auditors
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Flextronics             FLEX   Y2573F102  9/23/2004  Election of Nominees                         Issuer    Y      For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Re-Appointment of Patrick Foley as a         Issuer    Y      For      For
                                                     Director of the Company
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Approve Deloitte & Touche LLP as             Issuer    Y      For      For
                                                     Independent Auditors
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Approve 1997 ammendment to the Employee      Issuer    Y      For      For
                                                     Share Purchase Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Approve 2001 Equity Incentive Plan           Issuer    Y      For      For
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Approve 2001 Equity Incentive Plan to        Issuer    Y      For      For
                                                     allow for Issuances of Stock bonuses
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Approve consolidation of ordinary            Issuer    Y      For      For
                                                     shares available under 2001 Equity
                                                     Incentive Plan
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Approve Authorization for the Directors      Issuer    Y      For      For
                                                     of the Company to Allot and Issue
                                                     Ordinary Shares
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Approve Authorization for the Company        Issuer    Y      For      For
                                                     to Provide $37,200 of annual cash
                                                     compensation to each of its non-employee
                                                     Directors
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Approve authorization to the Company to      Issuer    Y      For      For
                                                     provide an additional $10,000 of annual cash
                                                     compensation for each of its non-employee
                                                     Directors for committee participation
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Approve authorization of the proposed        Issuer    Y      For      For
                                                     renewal of the share repurchase mandate
                                                     relating to acquisitions by the Company
                                                     of its own issued ordinary shares
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Approve proposal approval of a bonus issue   Issuer    Y      For      For
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural          PXD   723787107  9/28/2004  Approve the issuance of shares of common     Issuer    Y      For      For
Resources                                            stock of Pioneer Natural Resources Company
                                                     in connection with the merger of BC Merger
                                                     Sub, Inc into Evergreen Resources, Inc., with
                                                     Evergreen Resources, Inc. becoming a wholly
                                                     owned subsidiary of Pioneer Natural
                                                     Resources Company
-----------------------------------------------------------------------------------------------------------------------------------
                                                     Approve an adjourment of the meeting, if     Issuer    Y      For      For
                                                     necessary to solicit additional proxied in
                                                     favor of item above
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------